Note 9 - Other Expenses (Details Textual) - USD ($) $ in Thousands				3 Months Ended		9 Months Ended
		Jun. 13, 2018	May 07, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Research and development expense, license fee	[1],[2]					$ 5,000
CrystalGenomics [member] | Exclusive license to cg806 outside of Korea and China [member]
Statement Line Items [Line Items]
Research and development expense, license fee			$ 2,000
CrystalGenomics [member] | Exclusive license to cg806 in China [member]
Statement Line Items [Line Items]
Research and development expense, license fee		$ 3,000

[1]	On June 13, 2018, the Company paid $3.0 million in cash to CrystalGenomics to gain an exclusive license to develop and commercialize CG-806 in China. Future milestone payments are described in note 10.
[2]	On May 7, 2018, under the license agreement with CrystalGenomics the Company, the Company paid the option fee of $2.0 million in cash to CrystalGenomics in order to exercise early the option and gain an exclusive license to develop and commercialize CG-806 in all territories outside of Korea and China. Future milestone payments are described in note 10.